Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary Of Significant Accounting Policies
Schedule of new and amended standards adopted by the Group

New standards, Interpretations and amendments adopted by the Group		Effective date	Effects
IAS 21	Amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates: Lack of Exchangeability	January 1, 2025	none
Editorial Corrections (various)	Periodically issued IASB Editorial Corrections and changes to IFRSs and other pronouncements.	March 31, 2025	none
Disclosures about Uncertainties in the Financial Statements (Illustrative Examples)	A set of examples that illustrate the reporting of the effects of uncertainties in financial statements through climate-related fact patterns	November 28, 2025	none

New standards, Interpretations and amendments		Effective date	Effects
IFRS 18	New standard, IFRS 18 Presentation and Disclosures in Financial Statements	January 1, 2027	under assessment
IFRS 19	New standard, IFRS 19 Subsidiaries without Public Accountability: Disclosures	January 1, 2027	none
IFRS 7 & IFRS 9	Amendments IFRS 9 and IFRS 7 regarding the classification and measurement of financial instruments	January 1, 2026	none
Annual improvements to IFRS – Volume 11	Amendments to IFRS 1 First-time Adoption of International Financial Reporting Standards: Hedge accounting by a first-time adopter	January 1, 2026	none
	Amendments to IFRS 7 Financial Instruments: Disclosures: Gain or loss on derecognition, Disclosure of deferred difference between fair value and transaction price, Introduction and credit risk disclosures	January 1, 2026	none
	Amendments to IFRS 9 Financial Instruments: Lessee derecognition of lease liabilities, Transaction price	January 1, 2026	none
	Amendments to IFRS 10 Consolidated Financial Statements: Determination of a ‘de facto agent’	January 1, 2026	none
	Amendments to IAS 7 Statement of Cash Flows: Cost method	January 1, 2026	none
IFRS 7 & IFRS 9	Amendments IFRS 9 and IFRS 7 regarding the application of the ‘own use’ exemption to Power Purchase Agreements (PPAs)	January 1, 2026	none
IFRS 19	The amendments cover new or amended IFRS Accounting Standards issued between 28 February 2021 and 1 May 2024 that were not considered when IFRS 19 Subsidiaries without Public Accountability: Disclosures was first issued.	January 1, 2027	none
IAS 21	The amendments clarify how companies should translate financial statements from a non-hyperinflationary currency into a hyperinflationary one.	January 1, 2027	none

Schedule of maturity analysis for Group’s financial liabilities
The table below analyzes the Group’s financial liabilities into relevant maturity groupings based on the remaining period from the balance sheet date to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.
Balance as at December 31, 2025

in € thousand	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	Over 5 years	Total
Borrowings	17,905	33,439	215,495	851	267,690
Lease liabilities	2,739	5,572	5,414	14,357	28,082
Refund liabilities	10,814	6,684	—	—	17,498
Trade payables and accruals	24,540	—	—	—	24,540
Tax and employee-related liabilities (1)	12,642	—	—	—	12,642
Other liabilities	7	—	—	—	7
TOTAL	68,648	45,696	220,908	15,208	350,460
(1)    Social security and other tax payables are excluded from the tax and employee-related liabilities balance, as this analysis is required for financial instruments only.

Balance as at December 31, 2024

in € thousand	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	Over 5 years	Total
Borrowings	20,852	132,489	33,349	683	187,373
Lease liabilities	2,508	5,203	5,083	16,147	28,941
Refund liabilities	19,650	6,491	—	—	26,141
Trade payables and accruals	35,522	—	—	—	35,522
Tax and employee-related liabilities (1)	13,107	—	—	—	13,107
Other liabilities	79	—	—	—	79
TOTAL	91,719	144,183	38,432	16,829	291,163
(1)    Social security and other tax payables are excluded from the tax and employee-related liabilities balance, as this analysis is required for financial instruments only.
The maturity of the borrowings is as follows:

	Year ended December 31
in € thousand	2025	2024
Between 1 and 3 years	28,715	132,489
Between 3 and 5 years	131,953	33,349
Over 5 years	594	683
NON-CURRENT BORROWINGS	161,261	166,521
Current borrowings	17,905	20,852
TOTAL BORROWINGS	179,167	187,373